UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA           November 11, 2011
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[ ]    13F COMBINATION REPORT


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            30
                                                 ----
Form 13F Information Table Value Total:     $ 274,795 (in thousands)
                                            ------------------------


List of Other Included Managers:

None

                                      Title of              Value   Shr/PRN    SH/  Put/  Investment   Other         Voting Auth
Name of Issuer                         Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers   Sole   Shared Other
------------------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------   ----   ------ -----
AVAGO TECHNOLOGIES LTD                Common    Y0486S104  16,605     506,700  SH           Sole                 506,700
BODY CENT CORP                        Common    09689U102  13,802     760,000  SH           Sole                 760,000
CINEMARK HOLDINGS INC                 Common    17243V102   9,988     529,000  SH           Sole                 529,000
COGNIZANT TECHNOLOGY SOLUTIONS CORP   Cl A      192446102   8,985     143,300  SH           Sole                 143,300
CONVIO INC                            Common    21257W105   4,421     525,700  SH           Sole                 525,700
CORRECTIONS CORP AMER                 Common    22025Y407  14,767     650,800  SH           Sole                 650,800
DEXCOM INC                            Common    252131107   9,390     782,500  SH           Sole                 782,500
DIGITALGLOBE INC                      Common    25389M877  10,997     566,000  SH           Sole                 566,000
EXPRESS SCRIPTS INC                   Common    302182100   6,621     178,600  SH           Sole                 178,600
FORTINET INC                          Common    34959E109   5,058     301,100  SH           Sole                 301,100
FREESCALE SEMICONDUCTOR HLDG          Common    G3727Q101   5,173     469,000  SH           Sole                 469,000
GEN-PROBE INC                         Common    36866T103  14,055     245,500  SH           Sole                 245,500
GEOEYE INC                            Common    37250W108   5,262     185,600  SH           Sole                 185,600
HEARTLAND EXPRESS INC                 Common    422347104  10,391     766,300  SH           Sole                 766,300
INTERNAP NETWORK SVCS CORP            Common    45885A300   4,588     928,800  SH           Sole                 928,800
LOGMEIN INC                           Common    54142L109  17,737     534,100  SH           Sole                 534,100
MASIMO CORP                           Common    574795100  11,105     513,400  SH           Sole                 513,400
NUVASIVE INC                          Common    670704105   7,822     458,500  SH           Sole                 458,500
NXSTAGE MEDICAL INC                   Common    67072V103   6,417     307,600  SH           Sole                 307,600
OMNIVISION THECHNOLOGIES INC          Common    682128103   6,189     440,800  SH           Sole                 440,800
REPUBLIC SVCS INC                     Common    760759100   6,718     239,400  SH           Sole                 239,400
SS&C TECHNOLOGIES HLDGS INC           Common    78467J100  10,277     719,200  SH           Sole                 719,200
SXC HEALTH SOLUTIONS CORP             Common    78505P100  16,634     298,800  SH           Sole                 298,800
TENNANT CO                            Common    880345103   7,300     206,400  SH           Sole                 206,400
THORATEC CORP                         Common    885175307  12,573     385,200  SH           Sole                 385,200
ULTA SALON COSMETICS & FRAG I         Common    90384S303  11,145     179,100  SH           Sole                 179,100
UNIVERSAL DISPLAY CORP                Common    91347P105   4,621      96,400  SH           Sole                  96,400
UNITED THERAPEUTICS CORP DEL          Common    91307C102   5,095     135,900  SH           Sole                 135,900
VALUEVISION MEDIA INC                 CL A      92047K107   4,019   1,702,900  SH           Sole               1,702,900
WASTE CONNECTIONS INC                 Common    941053100   7,031     207,900  SH           Sole                 207,900